Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Working Capital Surplus (Deficit)	$ (271,700)
Long-term Debt, Current Maturities	295,282	$ 393,065
Teekay Tangguh Joint Venture [Member]
Loss Contingencies [Line Items]
Estimated Tax Indemnification	$ 5,900	$ 6,100
Teekay Lng [Member] | Teekay Tangguh Joint Venture [Member]
Loss Contingencies [Line Items]
Percentage of ownership interest	70.00%